Debt, cash and cash equivalents and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Summary of Changes in Financial Position	Changes in Sanofi's financial position during the period were as follows:

(€ million)	2025	2024	2023
Long-term debt	14,248	11,791	14,347
Short-term debt and current portion of long-term debt	4,342	4,209	2,045
Interest rate and currency derivatives used to manage debt	112	137	139
Total debt	18,702	16,137	16,531
Cash and cash equivalents	(7,657)	(7,441)	(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents	(37)	76	(28)
Net debt(a)	11,008	8,772	7,793
(a)Net debt does not include lease liabilities, which amounted to €1,739 million as of December 31, 2025, €1,906 million as of December 31, 2024, and €2,030 million as of December 31, 2023 (see the maturity analysis at Note D.17.2.).

Summary of Reconciliation of Carrying Amount to Value on Redemption	Reconciliation of carrying amount to value on redemption

				Value on redemption
(€ million)	Carrying amount at December 31, 2025	Amortized cost	Adjustment to debt measured at fair value	December 31, 2025	December 31, 2024	December 31, 2023
Long-term debt	14,248	43	69	14,360	11,940	14,546
Short-term debt and current portion of long-term debt	4,342	2	—	4,344	4,218	2,045
Interest rate and currency derivatives used to manage debt	112	—	(100)	12	13	(18)
Total debt	18,702	45	(31)	18,716	16,171	16,573
Cash and cash equivalents	(7,657)	—	—	(7,657)	(7,441)	(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents	(37)	—	—	(37)	76	(28)
Net debt	11,008	45	(31)	11,022	8,806	7,835

Disclosure of Movement In Total Debt	The table below shows the movement in total debt during the period:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2024	Repayments	New borrowings	Other cash flows(a)	Currency translation differences(b)	Reclassification from non-current to current	Other items(c)	December 31, 2025
Long-term debt	11,791	(19)	5,591	—	(164)	(3,006)	55	14,248
Short-term debt and current portion of long-term debt	4,209	(2,603)	—	(704)	7	3,006	427	4,342
Interest rate and currency derivatives used to manage debt	137	—	(32)	282	(227)	—	(48)	112
Total debt	16,137	(2,622)	5,559	(422)	(384)	—	434	18,702
(a) These amounts include €(356) million related to the US commercial paper program.
(b)These amounts include (i) the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone and (ii) foreign exchange gains and losses, €2 million of which was recognized in "Other comprehensive income" following the designation of bonds and commercial paper as a hedge of Sanofi’s net investment in the US. The notional amount of those hedging instruments was $3,000 million for the bonds (maturities between 2027 and 2032), and $1,000 million for the commercial paper (maturity 2026).
(c)These amounts include (i) effects of changes in the scope of consolidation, amounting to €375 million; (ii) movements in accrued interest; and (iii) fair value remeasurements.
The table below shows the movement in total debt during prior periods:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2023	Repayments	New borrowings	Other cash flows(a)	Currency translation differences(b)	Reclassification from non-current to current	Other items(c)	December 31, 2024
Long-term debt	14,347	(67)	—	—	63	(2,599)	47	11,791
Short-term debt and current portion of long-term debt	2,045	(605)	—	242	9	2,599	(81)	4,209
Interest rate and currency derivatives used to manage debt	139	—	—	(132)	146	—	(16)	137
Total debt	16,531	(672)	—	110	218	—	(50)	16,137
(a)These amounts mainly comprise €262 million related to the US commercial paper program.
(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(c)These amounts mainly comprise changes in accrued interest balances, and fair value adjustments.

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2022	Repayments	New borrowings	Other cash flows (a)	Currency translation differences (b)	Reclassification from non-current to current	Other items(c)	December 31, 2023
Long-term debt	14,857	(12)	48	—	(30)	(604)	88	14,347
Short-term debt and current portion of long-term debt	4,174	(3,672)	—	903	(21)	604	57	2,045
Interest rate and currency derivatives used to manage debt	187	—	—	(8)	29	—	(69)	139
Total debt	19,218	(3,684)	48	895	(22)	—	76	16,531
a)These amounts mainly comprise €946 million related to the US commercial paper program.
(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(c)These amounts mainly comprise changes in accrued interest balances, and fair value adjustments.

Summary of Debt by Type Valuation of Redemption

	2025			2024			2023
(€ million)	Non- current	Current	Total	Non- current	Current	Total	Non- current	Current	Total
Bond issues	14,306	3,165	17,471	11,876	2,716	14,592	14,416	718	15,134
Other bank borrowings	54	936	990	64	1,290	1,354	130	1,118	1,248
Other borrowings	—	1	1	—	3	3	—	6	6
Bank credit balances	—	242	242	—	209	209	—	203	203
Interest rate and currency derivatives used to manage debt	—	12	12	—	13	13	—	(18)	(18)
Total debt	14,360	4,356	18,716	11,940	4,231	16,171	14,546	2,027	16,573
Cash and cash equivalents	—	(7,657)	(7,657)	—	(7,441)	(7,441)	—	(8,710)	(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(37)	(37)	—	76	76	—	(28)	(28)
Net debt(a)	14,360	(3,338)	11,022	11,940	(3,134)	8,806	14,546	(6,711)	7,835
(a)Net debt does not include lease liabilities (see the maturity schedule in Note D.17.2.)

Summary of Bond Issues	Bond issues denominated in euros carried out by Sanofi are as follows:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount (€ million)	Type
Sanofi	FR0013324340	03/21/2018	03/21/2018	1.000%	1,500	EMTN Program
Sanofi	FR0012146801	09/10/2014	09/10/2026	1.750%	1,510	EMTN Program
Sanofi	FR0013201639	09/13/2016	01/13/2027	0.500%	1,150	EMTN Program
Sanofi	FR001400Y1H8	03/11/2025	03/11/2027	E3M+0.30%	850	EMTN Program
Sanofi	FR0013144003	04/05/2016	04/05/2028	1.125%	700	EMTN Program
Sanofi	FR0013409844	03/21/2019	03/21/2029	0.875%	650	EMTN Program
Sanofi	FR0014009KQ0	04/06/2022	04/06/2029	1.250%	650	Standalone Prospectus
Sanofi	FR0014010MQ4	06/23/2025	06/23/2029	2.625%	750	EMTN Program
Sanofi	FR0013324357	03/21/2018	03/21/2030	1.375%	2,000	EMTN Program
Sanofi	FR0013505112	04/09/2020	04/01/2030	1.500%	250	EMTN Program
Sanofi	FR0013505112	03/30/2020	04/01/2030	1.500%	750	EMTN Program
Sanofi	FR001400Y116	03/11/2025	03/11/2031	2.750%	650	EMTN Program
Sanofi	FR0014010MR2	06/23/2025	06/23/2032	3.000%	750	EMTN Program
Sanofi	FR0013409851	03/21/2019	03/21/2034	1.250%	500	EMTN Program
Sanofi	FR0013324373	03/21/2018	03/21/2038	1.875%	1,250	EMTN Program
Bond issues denominated in US dollars carried out by Sanofi under the public bond issue program (shelf registration statement)
registered with the US Securities and Exchange Commission (SEC) comprise:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount ($ million)	Type
Sanofi	US801060AF19	11/3/2025	11/3/2027	SOFR+0.46%	500	SEC REGISTERED
Sanofi	US801060AE44	11/3/2025	11/3/2027	3.750%	400	SEC REGISTERED
Sanofi	US801060AD60	6/19/2018	6/19/2028	3.625%	1,000	SEC REGISTERED
Sanofi	US801060AH74	11/3/2025	11/3/2028	SOFR+0.54%	500	SEC REGISTERED
Sanofi	US801060AG91	11/3/2025	11/3/2028	3.800%	400	SEC REGISTERED
Sanofi	US801060AJ31	11/3/2025	11/3/2032	4.200%	1,200	SEC REGISTERED

Summary of Debt by Maturity at Value on Redemption

December 31, 2025		Current	Non-current
(€ million)	Total	2026	2027	2028	2029	2030	2031 and later
Bond issues	17,471	3,165	2,766	2,319	1,300	3,750	4,171
Other bank borrowings	990	936	23	—	1	1	29
Other borrowings	1	1	—	—	—	—	—
Bank credit balances	242	242	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	12	12	—	—	—	—	—
Total debt	18,716	4,356	2,789	2,319	1,301	3,751	4,200
Cash and cash equivalents	(7,657)	(7,657)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(37)	(37)	—	—	—	—	—
Net debt(a)	11,022	(3,338)	2,789	2,319	1,301	3,751	4,200
(a)Net debt does not include lease liabilities, which amounted to €1,739 million as of December 31, 2025; €1,906 million as of December 31, 2024;
and €2,030 million as of December 31, 2023 (see the maturity analysis at Note D.17.2.).
As of December 31, 2025, the undrawn confirmed general-purpose credit facilities at holding company level amounted to €8 billion, half of which expires in 2027 and the other half of which expires in 2030.
As of December 31, 2025, no single counterparty represented more than 6% of Sanofi’s undrawn confirmed credit facilities.

December 31, 2024		Current	Non-current
(€ million)	Total	2025	2026	2027	2028	2029	2030 and later
Bond issues	14,592	2,716	3,010	1,150	1,666	1,300	4,750
Other bank borrowings	1,354	1,290	32	1	1	1	29
Other borrowings	3	3	—	—	—	—	—
Bank credit balances	209	209	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	13	13	—	—	—	—	—
Total debt	16,171	4,231	3,042	1,151	1,667	1,301	4,779
Cash and cash equivalents	(7,441)	(7,441)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	76	76	—	—	—	—	—
Net debt	8,806	(3,134)	3,042	1,151	1,667	1,301	4,779

December 31, 2023		Current	Non-current
(€ million)	Total	2024	2025	2026	2027	2028	2029 and later
Bond issues	15,134	718	2,600	3,010	1,150	1,606	6,050
Other bank borrowings	1,248	1,118	98	1	1	1	29
Other borrowings	6	6	—	—	—	—	—
Bank credit balances	203	203	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(18)	(18)	—	—	—	—	—
Total debt	16,573	2,027	2,698	3,011	1,151	1,607	6,079
Cash and cash equivalents	(8,710)	(8,710)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(28)	—	—	—	—	—
Net debt	7,835	(6,711)	2,698	3,011	1,151	1,607	6,079

Summary of Debt by Interest Rate	The table below splits net debt between fixed and floating rate, and by maturity, as of December 31, 2025. The figures shown are values on redemption, before the effects of derivative instruments:

(€ million)	Total	2026	2027	2028	2029	2030	2031 and later
Fixed-rate debt	15,668	3,010	1,545	1,892	2,050	3,000	4,171
of which euro	13,088
of which US dollar	2,554
% fixed-rate	84%
Floating-rate debt	3,036	1,334	1,276	426
of which euro	1,043
of which US dollar	1,730
% floating-rate	16%
Debt	18,704	4,344	2,821	2,318	2,050	3,000	4,171
Cash and cash equivalents	(7,657)	(7,657)
of which euro	(2,721)
of which US dollar	(4,554)
% floating-rate	100%
Net debt	11,047	(3,313)	2,821	2,318	2,050	3,000	4,171
To optimize the cost of debt or reduce the volatility of debt and manage its exposure to financial foreign exchange risk, Sanofi uses derivative instruments (interest rate swaps, currency swaps, foreign exchange swaps and forward contracts) that alter the fixed/floating rate split and the currency split of its net debt:

(€ million)	Total	2026	2027	2028	2029	2030	2031 and later
Fixed-rate debt	15,884	3,036	2,848	1,466	1,382	3,000	4,152
of which euro	4,942
of which US dollar	9,248
% fixed-rate	85%
Floating-rate debt	2,832	1,334	—	849	649	—	—
of which euro	192
of which US dollar	2,378
% floating-rate	15%
Debt	18,716	4,370	2,848	2,315	2,031	3,000	4,152
Cash and cash equivalents	(7,694)	(7,694)	—	—	—	—	—
of which euro	(548)
of which US dollar	(4,364)
of which Singapore dollar	(924)
% floating-rate	100%
Net debt	11,022	(3,324)	2,848	2,315	2,031	3,000	4,152

Summary of Interest Rate of Net Debt at Value on Redemption	The table below shows the fixed/floating rate split of net debt at value on redemption after taking account of derivative instruments as of December 31, 2024 and December 31, 2023:

(€ million)	2024	%	2023	%
Fixed-rate debt	11,098	69%	11,382	69%
Floating-rate debt	5,073	31%	5,191	31%
Debt	16,171	100%	16,573	100%
Cash and cash equivalents	(7,365)		(8,738)
Net debt	8,806		7,835

Summary of Interest Rate Fluctuations of Debt Net of Cash and Cash Equivalents	The projected full-year sensitivity of net debt to interest rate fluctuations for 2026 is as follows:

Change in short-term interest rates	Impact on pre-tax net income (€ million)	Impact on pre-tax income/(expense) recognized directly in equity (€ million)
+100 bp	50	27
+25 bp	12	7
-25 bp	(12)	(7)
-100 bp	(50)	(27)

Summary of Debt by Currency Before and After Derivative Instrument	The table below shows net debt by currency at December 31, 2025, before and after derivative instruments contracted to convert the foreign-currency net debt of exposed entities into their functional currency:

(€ million)	Before derivative instruments	After derivative instruments
Euro	11,410	4,586
US dollar	(270)	7,262
Pound sterling	(2)	958
Singapore dollar	(1)	(924)
Chinese yuan renminbi	(19)	(384)
Other currencies	(71)	(476)
Net debt	11,047	11,022

Summary of Debt by Currency After Derivative Instruments	The table below shows net debt by currency at December 31, 2024 and 2023, after derivative instruments contracted to convert the foreign currency net debt of exposed entities into their functional currency:

(€ million)	2024	2023
Euro	7,285	6,852
US dollar	2,502	1,169
Other currencies	(981)	(186)
Net debt	8,806	7,835

Summary of Market Value of Net Debt	The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	2025	2024	2023
Market value	10,424	8,165	7,086
Value on redemption	11,022	8,806	7,835

Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt	The table below shows the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt:

December 31, 2025		Payments due by period
(€ million)	Total	2026	2027	2028	2029	2030	2031 and later
Debt	20,168	4,551	3,092	2,562	2,241	3,158	4,564
Principal	18,547	4,184	2,794	2,319	2,050	3,001	4,199
Interest(a)	1,621	367	298	243	191	157	365
Net cash flows related to derivative instruments	263	102	109	42	1	12	(3)
Total	20,431	4,653	3,201	2,604	2,242	3,170	4,561
(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2025.
The tables below show the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt as of December 31, 2024 and 2023:

December 31, 2024		Payments due by period
(€ million)	Total	2025	2026	2027	2026	2029	2030 and later
Debt	17,077	4,328	3,226	1,288	1,780	1,388	5,067
Principal	16,049	4,105	3,047	1,151	1,667	1,300	4,779
Interest(a)	1,028	223	179	137	113	88	288
Net cash flows related to derivative instruments	161	71	34	34	21	1	—
Total	17,238	4,399	3,260	1,322	1,801	1,389	5,067
(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2024.

December 31, 2023		Payments due by period
(€ million)	Total	2024	2025	2026	2027	2028	2029 and later
Debt	17,710	2,153	2,912	3,187	1,285	1,719	6,454
Principal	16,468	1,917	2,703	3,011	1,151	1,607	6,079
Interest(a)	1,242	236	209	176	134	112	375
Net cash flows related to derivative instruments	143	47	32	23	24	16	1
Total	17,853	2,200	2,944	3,210	1,309	1,735	6,455
(a)Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2023.

Disclosure of Lease Liabilities	A maturity analysis of lease liabilities as of December 31, 2025, 2024 and 2023 is set forth below:

		Undiscounted future minimum lease payments
(€ million)	Total	Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years	Discounting effect
Total lease liabilities as of December 31, 2025(a)	1,739	303	532	409	685	(190)
Total lease liabilities as of December 31, 2024	1,906	377	498	386	819	(174)
Total lease liabilities as of December 31, 2023	2,030	291	448	360	989	(58)
(a)2025 and 2024 amounts exclude Opella discontinued operations, while 2023 includes them.
Lease liabilities include leases relating to real estate assets located at Cambridge, MA (US), which have a lease term of 15 years.